Commitments to Acquire/Dispose of Real Estate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments to Acquire Real Estate
Properties Acquired-Total	2
Land Parcels Contracted to be Acquired	0
Rental Units Acquired - Total	648
Purchase Price - Total	$ 294,200
Commitments to Dispose of Real Estate
Properties Disposed - Total	6
Rental Units Disposed-Total	1,169
Sales price-Rental Properties	127,075
Rental Properties to be acquired [Member]
Commitments to Acquire Real Estate
Properties Acquired-Total	2
Rental Units Acquired - Total	648
Purchase Price - Total	241,000
Land Parcel [Member]
Commitments to Acquire Real Estate
Land Parcels Contracted to be Acquired	3
Rental Units Acquired - Total	0
Purchase Price - Total	53,200
Rental Properties Disposed of [Member]
Commitments to Dispose of Real Estate
Properties Disposed - Total	6
Rental Units Disposed-Total	1,169
Sales price-Rental Properties	$ 127,075